Income Taxes, Components of income tax provision (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Current: [Abstract]
U.S. federal	$ 32	$ 464	$ 419	$ 11
Non-U.S.	106	78	161	(16)
State	12	70	27	11
Total current	150	612	607	6
Deferred: [Abstract]
U.S. federal	228	607	394	(1,386)
Non-U.S.	(198)	73	60	106
State	(10)	35	(2)	(41)
Total deferred	20	715	452	(1,321)
Income tax provision (benefit)	170	1,327	1,059	(1,315)
Tax effects of elements of other comprehensive income: [Abstract]
Pension and postretirement liabilities	(30)	(38)	(128)	3
Financial derivatives	0	0	0	51
Foreign currency translation	4	(1)	1	(9)
Total income tax expense in comprehensive income	$ 144	$ 1,288	$ 932	$ (1,270)